Financial Instruments - Fair Values and Risk Management - Summary of Information about Credit Risk Exposure on Trade Receivables Using a Provision Matrix (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of credit risk exposure [line items]
Total gross carrying amount	€ 40,967		€ 37,549	€ 40,138
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	50,594		€ 48,324	€ 49,682
Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Outstanding trade receivables	11,368	€ 12,739
Trade receivables subject to specific valuation	39,226	35,585
Total gross carrying amount	50,594	48,324
Expected credit loss	64	37
Credit risk [member] | Less than Thirty days [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Outstanding trade receivables	€ 9,288	€ 11,661
Default rate	0.10%	0.11%
Expected credit loss	€ 9	€ 13
Credit risk [member] | Thirty to sixty days [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Outstanding trade receivables	€ 1,323	€ 651
Default rate	0.99%	1.04%
Expected credit loss	€ 13	€ 7
Credit risk [member] | Sixty One Days To Ninety Days [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Outstanding trade receivables	€ 88	€ 254
Default rate	2.90%	2.99%
Expected credit loss	€ 3	€ 8
Credit risk [member] | Past Due Greater Than Ninety One Days [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Outstanding trade receivables	€ 669	€ 173
Default rate	5.80%	5.33%
Expected credit loss	€ 39	€ 9